SCHEDULE 1	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
SCHEDULE 1

SCHEDULE 1

Condensed Financial Information of the Company

Condensed balance sheets of the parent company

	December 31,
	2022	2021
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	78,968	25,648
Short-term investments	-	2,012,562
Prepayments, deposits and other receivables	66,245	2,751,066
Amounts due from subsidiaries	6,869,413	5,610,972
Amounts due from related parties	90,666	1,857,039
Total current assets	7,105,292	12,257,287
Investments in subsidiaries	26,470,719	26,171,064
Investment in an equity security	-	100,000
Total assets	33,576,011	38,528,351

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Borrowings	11,577,451	1,666,989
Accruals and other payables	5,410,027	1,596,197
Amounts due to subsidiaries	2,640,735	215,889
Amounts due to related parties	49,900,344	48,338,222
Convertible bonds	9,192,141	7,561,050
Total current liabilities	78,720,698	59,378,347
Borrowings	-	923,256
Convertible bonds	-	9,192,140
Total liabilities	78,720,698	69,493,743

Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)	58,030	58,030
Additional paid-in capital	29,172,373	29,172,373
Accumulated deficit	(74,235,607)	(60,105,962)
Accumulated other comprehensive loss	(139,483)	(89,833)
Total shareholders’ deficit	(45,144,687)	(30,965,392)
Total liabilities and shareholders’ deficit	33,576,011	38,528,351

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Condensed statements of comprehensive income (loss)

	Years ended December 31,
	2022	2021
	US$	US$

General and administrative expenses	(4,988,848)	(639,125)
Finance costs, net	(7,454,838)	(10,636,110)
Share of results from subsidiaries	(4,234,448)	(3,573,964)
Loss before income tax	(16,678,134)	(14,849,199)
Income tax expenses	—	—
Net loss	(16,678,134)	(14,849,199)
Other comprehensive income (loss)
Foreign currency translation adjustments	4,529	26,245
Total comprehensive loss	(16,673,605)	(14,822,954)

Condensed statements of cash flows

	Years ended December 31,
	2022	2021
	US$	US$
Cash flows from operating activities:
Net loss	(16,678,134)	(14,849,199)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds	3,438,951	2,814,474
Share of results from subsidiaries	4,234,448	3,573,964
Unrealized foreign exchange gain	(644)	(144,611)
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables	(9,900)	(13,246)
Accruals and other payables	3,797,118	5,667,902
Net cash used in operating activities	(5,218,161)	(2,950,716)

Cash flows from investing activities:
Dividend received from a subsidiary	2,847,309	-
(Increase) decrease in short-term investments	2,012,562	(458)
Cash injected into a subsidiary	(2,012,562)
Net cash (used in) provided by investing activities	2,847,309	(458)

Cash flows from financing activities:
Proceeds from borrowings	2,758,213	2,590,245
Repayment of borrowings	(1,276,950)	(1,225,381)
Repayment of convertible bonds	(3,483,133)	(10,500,000)
Amounts due from related parties	301,958	1,593,193
Amounts due to related parties	4,123,866	10,453,690
Net cash provided by financing activities	2,423,954	2,911,747

Net decrease in cash and cash equivalents	53,102	(39,427)
Effect of exchange rate changes on cash and cash equivalents	218	(27,961)
Cash and cash equivalents at beginning of year	25,648	93,036
Cash and cash equivalents at end of year	78,968	25,648

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries.

The parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and their respective results as “Share of results from subsidiaries” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries, is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries or is otherwise committed to provide further financial support. If the subsidiaries report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net income (loss) not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

Summarized financial information for the significant subsidiaries is as follows:

	December 31,
	2022	2021
	US$	US$

Current assets	138,666,772	108,129,821
Non-current assets	7,578,365	9,223,582
Current liabilities	121,931,207	(89,952,880)
Non-current liabilities	3,156,719	(1,320,025)
Revenue	60,052,470	61,128,972
Net loss	(2,550,363)	(137,004)

Summarized investment activity is as follows:

	December 31,
	2022	2021
	US$	US$

Balance at the beginning of year	26,171,064	29,745,028
Allocated loss	(7,081,757)	(3,573,964)
Balance at the end of year	19,089,307	26,171,064

Commitments

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.